INCOME TAX	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
INCOME TAX
INCOME TAX

NOTE 15 — INCOME TAX

Cayman Islands. Under the current laws of the Cayman Islands, YS Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by YS Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong. Under the Hong Kong tax laws, Yisheng Hong Kong, as a holding company, is exempted from profit tax on its foreign-sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore. Yisheng Singapore, a subsidiary incorporated in Singapore, files separate income tax returns in Singapore at the statutory income tax rate of 17%.

China. Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Liaoning Yisheng was approved as an HNTE in December 2021, Liaoning Yisheng is entitled to a reduced income tax rate of 15% and is able to enjoy the reduced income tax rate in the next three years.

United States. US Yisheng, a subsidiary incorporated in Maryland, United States is subject to statutory federal corporate income tax at a rate of 21% and state income tax at a rate of 8.25%.

The provision for income tax consisted of the following:

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax	—	—	$—
Deferred tax	5,689,586	565,625	79,668
Income tax	5,689,586	565,625	$79,668

The following table reconciles the statutory rate to YS Group’s effective tax rate:

	Six Months Ended September 30,
	2021	2022
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(26.82)%	(182.62)%
Effect of PRC preferential tax rate	11.98%	(100.49)%
Effect of research and development expenses deduction and Others	30.97%	80.56%
Temporary differences*	13.42%	5.03%
Change in valuation allowance	(41.02)%	177.88%
Effective tax rate	13.53%	5.36%
*	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.

Net deferred tax assets as of September, 2022 and March 31, 2022, consist of the following key components:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Deferred tax assets:
Write-down of inventories to net realizable value	825,454	166,410	$23,439
Impairment of property, plant and building	2,031,460	1,900,433	267,674
Deferred government grants	4,852,383	4,680,205	659,202
Losses available for offsetting against future taxable profits	58,257,270	47,805,830	6,733,405
Less: valuation allowance	(58,257,270)	(47,805,830)	(6,733,405)
Total deferred tax assets, net	7,709,297	6,747,048	950,315
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(4,670,213)	(4,273,589)	(601,931)
Total deferred tax liabilities	(4,670,213)	(4,273,589)	(601,931)
Net deferred tax asset	3,039,084	2,473,459	$348,384

In assessing the realizability of the net deferred tax assets, YS Group considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income in the future. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, YS Group provided valuation allowance of RMB47.8 million as of September 30, 2022 and RMB58.3 million as of March 31, 2022, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that YS Group will not generate sufficient future taxable income to utilize this portion of the net operating loss.

Uncertain tax positions

There were no uncertain tax positions as of September 30, 2022 and 2021 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.

NOTE 16 — INCOME TAX

Cayman Islands. Under the current laws of the Cayman Islands, YS Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by YS Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong. Under the Hong Kong tax laws, Yisheng Hong Kong, as a holding company, is exempted from profit tax on its foreign-sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore. Yisheng Singapore, a subsidiary incorporated in Singapore, files separate income tax returns in Singapore at the statutory income tax rate of 17%.

China. Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Liaoning Yisheng was approved as an HNTE in December 2021, Liaoning Yisheng is entitled to a reduced income tax rate of 15% and is able to enjoy the reduced income tax rate in the next three years.

United States. US Yisheng, a subsidiary incorporated in Maryland, United States is subject to statutory federal corporate income tax at a rate of 21% and state income tax at a rate of 8.25%.

The provision for income tax consisted of the following:

	For the Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Current income tax	—	—	$—
Deferred tax	17,454,245	4,937,122	777,720
Income tax	17,454,245	4,937,122	$777,720

The following table reconciles the statutory rate to YS Group’s effective tax rate:

	For the Years Ended March 31,
	2021	2022
PRC statutory income tax rate	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(20.56)%	(18.26)%
Effect of PRC preferential tax rate	(0.77)%	4.56%
Effect of research and development expenses deduction and others	7.8%	33.2%
Temporary differences*	10.01%	4.88%
Change in valuation allowance	(11.49)%	(44.47)%
Effective tax rate	10.01%	4.88%

*Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.

Net deferred tax assets as of March 31, 2022 and 2021, consist of the following key components:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	6,195,269	825,454	$130,030
Impairment of property, plant and building	2,293,516	2,031,460	320,006
Deferred government grants	4,950,884	4,852,383	764,371
Losses available for offsetting against future taxable profits	32,495,322	58,257,270	9,176,975
Less: valuation allowance	(32,495,322)	(58,257,270)	(9,176,975)
Total deferred tax assets, net	13,439,669	7,709,297	1,214,407
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(5,463,463)	(4,670,213)	(735,675)
Total deferred tax liabilities	(5,463,463)	(4,670,213)	(735,675)
Net deferred tax asset	7,976,206	3,039,084	$478,732

In assessing the realizability of the net deferred tax assets, YS Group considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income in the future. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, YS Group provided valuation allowance of RMB58.3 million and RMB32.5 million as of March 31, 2022 and 2021, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that YS Group will not generate sufficient future taxable income to utilize this portion of the net operating loss.

Uncertain tax positions

There were no uncertain tax positions as of March 31, 2022 and 2021 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.